Share capital - Additional Information (Detail)								1 Months Ended	12 Months Ended
		Nov. 30, 2023 shares	Mar. 20, 2023 shares	Jul. 12, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($) $ / shares shares	Dec. 14, 2021 CNY (¥) shares	Jun. 28, 2021 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $							$ 50,000
Common Stock, Shares Authorized				50,000,000,000			500,000,000				50,000,000,000		50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001	$ 0.000001		$ 0.0001				$ 0.000001		$ 0.000001
Stock Issued During Period, Shares, New Issues							1,000,000
Shares Issued, Price Per Share | $ / shares							$ 0.0001
Stock Issued During Period, Value, New Issues							$ 100		¥ 38,211,000	¥ 100,000,000
Common Stock, Stock Subdivision and Conversion basis		one-for-one basis			100
Description of voting rights of common stock				Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company.
Common Stock, Shares, Issued					117,647,000						119,876,032		117,647,000
Common Stock, Shares Outstanding					117,647,000						119,876,032		117,647,000
Stock Issued During Period Shares Conversion Of Units		1,095,760
Common stock authorized capital | $				$ 50,000
IPO and Over Allotment Option [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity | ¥								¥ 38,211,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized											119,876,032
Stock Issued During Period, Shares, New Issues	[1]								2,229,032	17,647,000
Stock Issued During Period, Value, New Issues | ¥	[1],[2]								¥ 0	¥ 0
Common Stock, Shares Outstanding											119,876,032
2022 Share Incentive Plan | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued											0
ADR [Member] | Underwriter Agreement [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights												33,435
Class of warrant or right, number of securities called by each warrant or right												66,870
Exercise price of warrants | $ / shares												$ 10
ADR [Member] | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								1,114,516
Sale of stock price per share | $ / shares												$ 8
Common Class A
Class of Stock [Line Items]
Common Stock, Shares Authorized				49,934,912,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001
Shares re-designated during the period held by shareholders			52,559,000
Common Class A | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								2,229,032
Common Class A | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Outstanding											55,883,792
Common Class B
Class of Stock [Line Items]
Common Stock, Shares Authorized				65,088,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001
Shares re-designated during the period held by shareholders			65,088,000
Common Class B | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Outstanding											63,992,240
Maximum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $					$ 50,000
Common Stock, Shares Authorized					50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.000001
Minimum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $					$ 50,000
Common Stock, Shares Authorized					500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Golden Stone Capital Limited
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						176,470
Stock Issued During Period, Value, New Issues | ¥						¥ 100,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Represents amount less than RMB 1,000.